Deferred Government Grants (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Government Grants
Schedule of classification of short term and long term of the two deferred government grants

	Current Portion	Non- Current Portion	Recognized to deduct the depreciation expenses in 2012
Grants for pandemic influenza vaccine	$288,930	$1,748,771	$285,326
Grants for H1N1	$142,167	$770,071	$81,896